Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Related Parties:

3.Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

	December 31,
	2016	2017
Balance Sheet
Due from related parties	$6,674	$16,914
Due from related parties (current) - Total	6,674	16,914

Due to related parties	(5,033)	(72)
Due to related parties (current) - Total	$(5,033)	$(72)

Due to related parties	(116,617)	(71,631)
Due to related parties (non - current) - Total	$(116,617)	$(71,631)

Advances for vessels under construction and related costs	-	1,004
Accrued liabilities	$(1,082)	$(350)

	Year ended December 31,
Statement of Operations	2015	2016	2017
Time charter & Service Revenues – commission fees	$7,366	$1,800	$3,988
Voyage expenses	(4,521)	(390)	(1,526)
General and administrative expenses	(50,498)	(32,397)	(23,850)
Commissions for assets sold	(8,133)	(886)	(85)
Gain/(loss) from sale of vessel owning companies, net of commissions	-	(22,318)	-
Interest and finance costs	(3,679)	$(1,789)	(13,070)
Loss on Private Placement	$-	-	$(7,600)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Offshore Services Ltd. - TMS Tankers Ltd. – TMS Cardiff Gas Ltd. (together the “TMS Entities”): Effective January 1, 2017, the Company entered into new agreements (the “New TMS Agreements”) with TMS Bulkers Ltd. (“TMS Bulkers”) and TMS Offshore Services Ltd. (“TMS Offshore Services”) to streamline the services offered by TMS Bulkers under the management agreements with each of the Company’s drybulk vessel-owning subsidiaries and by TMS Offshore Services, pursuant to the respective management agreements with the Company’s offshore support vessel–owning subsidiaries. The TMS Entities may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and Chief Executive Officer (“CEO”).

The Company also entered into new agreements with TMS Cardiff Gas Ltd. (“TMS Cardiff Gas”) and TMS Tankers Ltd. (“TMS Tankers”) regarding its newly acquired tanker and gas carrier vessels on similar terms as the New TMS Agreement (Notes 5 and 6). TMS Cardiff Gas and TMS Tankers may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO.

In connection with the New TMS Agreements that entail an increased scope of services, including executive management, commercial, accounting, reporting, financing, legal, manning, catering, IT, attendance, insurance, technical and operations services, the Company terminated the consulting agreements with Fabiana Services S.A. (“Fabiana”), Vivid Finance Limited (“Vivid”) and Basset Holdings Inc. (“Basset”), entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO Mr. George Economou and by the President and Chief Financial Officer Mr. Anthony Kandylidis, effective as of December 31, 2016. The all-in base cost for providing the increased scope of services was reduced to $1,643/day per vessel, which is a 33% reduction from prior levels, based on a minimum of 20 vessels, decreasing thereafter to $1,500/day per vessel. The management fee is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. The New TMS Agreements entitle the TMS Entities to an aggregate performance bonus for 2016 amounting to $6,000, as well as a one-time setup fee of $2,000.

Under the respective New TMS Agreements, the TMS Entities are also entitled to (i) a discretionary performance fee (up to $20,000, in either cash or common stock, at the discretion of the Company’s board of directors), (ii) a commission of 1.25% on charter hire agreements that are arranged by the TMS Entities, (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company’s fleet that are arranged by the TMS Entities, (iv) a financing and advisory commission of 0.50% and (v) reimbursement of out of pocket and travel expenses. The New TMS Agreements have terms of ten years.

Under both the New TMS Agreements and the agreements effective up to December 31, 2016, if the TMS Entities are requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay the TMS Entities an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $598 based on the Euro/U.S. Dollar exchange rate at December 31, 2017) per day.

Under both the New TMS Agreements and the agreements effective up to December 31, 2016, in the event that the management agreements are terminated for any reason other than a default by TMS Bulkers and TMS Offshore or change of control of the vessel owning companies’ ownership, the Company is required to pay the management fee for a further period of three calendar months as from the date of termination.

In the event of a change of control of the vessel owning companies’ ownership, the Company is required to pay TMS Bulkers and TMS Offshore a termination payment, representing an amount equal to the estimated remaining fees payable to TMS Bulkers and TMS Offshore under the term of the agreement, which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months. The Company may terminate the agreement for a convenience at any time for a fee of $50,000.

Transactions with TMS Bulkers, TMS Offshore, TMS Tankers and TMS Cardiff Gas in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.

According to the agreements effective up to December 31, 2016, TMS Bulkers provided comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers’ commercial management services included operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. According to the agreements effective up to December 31, 2016, TMS Offshore Services provided overall technical and crew management to the Company’s Platform Supply and Oil Spill Recovery vessels. According to the agreements effective up to certain dates in 2015, TMS Tankers provided comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers’ commercial management services included operations, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance.

Each management agreement had an initial term of five years and was eligible for automatic renewal after a five-year period and thereafter extended in five-year increments, unless the Company provided notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Cardiff Drilling Inc.: Effective January 1, 2013, Ocean Rig Management Inc. (“Ocean Rig Management”), a wholly-owned subsidiary of Ocean Rig, entered into a Global Services Agreement with Cardiff Drilling Inc. (“Cardiff Drilling”) a company that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by Ocean Rig. Costs from the Global Services Agreement were expensed in the consolidated statements of operations or capitalized as a component of “Advances for drilling units under construction and related costs” being a directly attributable cost to the construction, as applicable.

Cardiff Marine Inc: On January 2, 2014, the Company entered into an agreement with certain clients of Cardiff Marine Inc., a company that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the grant of seven rights of first refusal to acquire seven Newcastlemax newbuildings, should they wish to sell these vessels at some point in the future. The Company could exercise any one, several or all of the rights. Each right was valid until one day before the contractual date of delivery of each vessel. The newbuildings were delivered during 2017 and none of the seven rights was exercised by the Company.

Cardiff Tankers Inc. – Cardiff Gas Ltd: Under certain charter agreements for the Company’s tankers and gas carrier vessels, Cardiff Tankers Inc. (“Cardiff Tankers”) and Cardiff Gas Ltd (“Cardiff Gas”), two Marshall Islands entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, provide services related to the sourcing, negotiation and execution of charters, for which they are entitled to a 1.25% commission on charter hire earned by those vessels.

George Economou: As the Company’s Chairman, CEO and principal shareholder with a 69.5% shareholding of the Company’s common stock as of December 31, 2017 with his beneficially ownership of 72,421,515 common shares through: (i) 12,000,000 common shares owned by SPII Holdings Inc. (“SPII”), an entity that may be deemed to be beneficially owned by Mr. Economou; (ii) 45,876,061 common shares owned by Sierra Investments Inc. (“Sierra”), an entity that may be deemed to be beneficially owned by Mr. Economou; and (iii) 14,545,454 common shares owned by Mountain Investments Inc. (“Mountain”), an entity that may be deemed to be beneficially owned by Mr. Economou, Mr. George Economou has control over the actions of the Company.

Other: On April 30, 2015, the Company through its subsidiaries, entered into ten Memoranda of Agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of four Suezmax tankers and six Aframax tankers (Note 6). On September 9, 2015, the Company entered into sales agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of 14 vessel owning companies (owners of ten Capesize and four Panamax carriers) and three Capesize bulk carriers (Note 6).

On February 15, 2016, the Company announced that the sale of the vessel owning companies of its Capesize vessels, the Fakarava, Rangiroa and Negonego (included in the 14 vessel owning companies discussed above) to entities that may be deemed to be beneficially owned by its Chairman and CEO Mr. George Economou had failed and on March 24, 2016, entered into new sales agreement with entities that may be deemed to be beneficially owned by Mr. George Economou, for the sale of the shares in the above vessel owning companies (Note 6).

On September 16, 2016 and October 26, 2016, the Company also entered into sales agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of the shares of the owning companies of the Panamax vessel Oregon and the Panamax vessels Amalfi and Samatan, respectively (Note 6).

On January 12, 2017, the Company entered into a “zero cost” Option Agreement (the “LPG Option Agreement”), with companies that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of the shares of four owning companies of four high specifications VLGCs capable of carrying liquefied petroleum gas (“LPG”) that were under construction at Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) and have long-term time charter employment agreements with major oil companies and oil traders. Under the terms of the LPG Option Agreement, the Company had until April 4, 2017, to exercise four separate options to purchase up to the four VLGCs at a price of $83,500 per vessel. The transaction was approved by the independent directors of the Company’s board of directors based on third party broker valuations. On January 19, 2017 and March 10, 2017, the Company exercised the first two options and acquired two of the VLGCs under construction), and on April 6, 2017, exercised the remaining two options and acquired the two remaining VLGCs under construction. (Note 5)

On April 3, 2017, and in connection with the acquisition of the four VLGCs under construction, the Company acquired 100% of the shares of Cardiff LNG Ships Ltd. and Cardiff LPG Ships Ltd. without any cost or payment from entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO.

On May 15, 2017, the Company also entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of the owning company of the Suezmax newbuilding vessel Samsara. The transaction was approved by the audit committee of the Company’s Board of Directors taking into account independent third-party broker charter free valuations certificates and the long-term employment on a fixed rate basis plus profit share, provided by the seller. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share. The charterer was also granted purchase options at the end of each firm period. (Note 6)

Fabiana Services S.A.: On October 22, 2008, the Company entered into a consultancy agreement with Fabiana, a Marshall Islands entity that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, with an effective date of February 3, 2008, as amended. Under the agreement, Fabiana provided the services of the Company’s Chairman and CEO. Effective December 31, 2016, the consultancy agreement with Fabiana was terminated at no cost by mutual agreement of the parties.

Azara Services S.A.: Effective from January 1, 2013, Ocean Rig entered through one of its wholly owned subsidiaries into a consultancy agreement with Azara Services S.A. (“Azara”), a Marshall Islands entity that may be deemed to be beneficially owned by our Chairman and Chief Executive Officer Mr. George Economou, for the provision of consultancy services relating to the services of Mr. George Economou in his capacity as CEO of Ocean Rig. Costs from Azara’s consultancy agreement were expensed in the consolidated statements of operations under general and administrative expenses.

Basset Holdings Inc.: Under the consultancy agreement effective from January 1, 2015, between the Company and Basset, a Marshall Islands company that may be deemed to be beneficially owned by the Company’s President and CEO, Basset provided consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice President, and since May 2016 President and since December 2016 Chief Financial Officer of the Company. Effective December 31, 2016, the consultancy agreement with Basset was terminated at no cost by mutual agreement of the parties.

Effective June 1, 2012, Ocean Rig entered through one of its wholly owned subsidiaries into a consultancy agreement with Basset, for the provision of the services of Mr. Antony Kandylidis in his capacity as President of Ocean Rig. Costs from Basset’s consultancy agreement with Ocean Rig were expensed in the consolidated statements of operations under general and administrative expenses.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid a company that may be deemed to be beneficially owned by the Chairman and CEO of the Company, Mr. George Economou, Vivid provided the Company with financing-related services. Effective January 1, 2013, the Company, amended the agreement with Vivid to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries.

In essence, post-amendment, the consultancy agreement between DryShips and Vivid was in effect for the Company’s tanker, drybulk and offshore support shipping segments only. Effective December 31, 2016, the consultancy agreement with Vivid was terminated at no cost by mutual agreement of the parties.

Effective January 1, 2013, Ocean Rig Management, a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between the Company and Vivid, except that under the new agreement, Ocean Rig was obligated to pay directly to Vivid an amount in consideration of the services provided by Vivid in respect of Ocean Rig’s offshore drilling business, whereas under the consultancy agreement between the Company and Vivid, this fee was paid by the Company.

Ocean Rig UDW Inc.: During the year ended December 31, 2015, the Company incurred interest expense and amortization and write off of financing fees amounting to $3,281 under the $120,000 Exchangeable Promissory Note (the “Note”) with a subsidiary of its former subsidiary Ocean Rig, which was fully settled on August 13 2015.

On March 29, 2016, the Company entered into 60 day time charter agreements for the offshore support vessels Crescendo and Jubilee with a subsidiary of Ocean Rig to assist with the stacking of Ocean Rig’s drilling units in Las Palmas.

On April 5, 2016, the Company sold all of its shares in Ocean Rig to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911. The sale proceeds were used to partly reduce the outstanding amount under the revolving credit facility provided to the Company by Sifnos Shareholders Inc. (“Sifnos”), an entity that may be deemed to be affiliated with the Company’s Chairman and CEO, Mr. George Economou and for general corporate purposes. In addition, the Company reached an agreement under the revolving credit facility with Sifnos whereby the lender agreed to, among other things release its lien over the Ocean Rig shares. This transaction was approved by the disinterested members of the Company’s Board of Directors on the basis of a fairness opinion. As of April 5, 2016, the Company no longer holds any equity interest in Ocean Rig.

Private Placement – Rights Offering: The Company’s independent members of the board in connection with a fairness opinion obtained on August 11, 2017 approved a transaction pursuant to which the Company sold 36,363,636 of the Company’s common shares to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, for an aggregate consideration of $100,000 at a price of $2.75 per share (the “Private Placement”). On August 11, 2017, the Company signed a binding term sheet (the “Term Sheet”) pursuant to the Private Placement terms. On August 29, 2017 and following the closing of the Private Placement: (i) 9,818,182 common shares were issued to Sierra Investments Inc. (“Sierra”) in exchange for the reduction of the principal outstanding balance by $27,000 of the Company’s unsecured credit facility with Sierra, (ii) 14,545,454 common shares were issued to Mountain as an exchange for the termination of the participation rights agreement dated May 23, 2017 ( the “Participation Rights Agreement”) and the forfeiture of all outstanding shares of Series D Preferred Stock (which carried 100,000 votes per share) and (iii) 12,000,000 common shares to SPII as consideration for the purchase of the 100% issued and outstanding equity interests of Shipping Pool Investors Inc. (“SPI”), which directly holds a 49% interest in Heidmar, a global tanker pool operator.

The Private Placement transaction was a non-cash transaction with a transfer of an exchange of assets and liabilities as a consideration for the common stock issued. The fair values of the non-cash transactions, as described above, are determined based on the fair values of assets and liabilities given up on the date that the transaction was concluded, or if more clearly evident, the fair value of the asset and liabilities received on the date that the respective transaction was concluded. The Company considered that the fair value of the shares issued as part of the transaction is considered more clearly evident and concluded that in this respect the aforementioned non-monetary transaction will be recorded based on the fair value of the shares issued as part of the Private Placement. The fair value of the Company’s exchanged capital stock was valued using the quoted market price available as of the closing of the transaction according to ASC 820 “Fair Value Measurement” (Notes 9, 11).

The transaction resulted in a total loss of $7,600, as the difference between the transaction price and the fair value price of $2.05 and is included in “Loss on Private Placement” in the accompanying consolidated statement of operations for the year ended December 31, 2017. In addition, an amount of $2,805 was classified under the respective “Stockholders’ Contribution” as the difference between the carrying value of the Series D Preferred Stock before its forfeiture and its fair value.

On August 11, 2017, in accordance with the Term Sheet, the Audit Committee also approved a rights offering (the “Rights Offering”) that commenced on August 31, 2017 and allowed the Company’s shareholders to purchase their pro rata portion of up to $100,000 of the Company’s common shares at a price of $2.75 per share. On August 29, 2017 and in connection with the Rights Offering, Sierra also entered into a backstop agreement (the “Backstop Agreement”) to purchase from the Company, at $2.75 per share, the number of shares of common stock offered under the Rights Offering that would not be issued to existing shareholders if these shareholders did not exercise their rights in full. On October 4, 2017 and following the closing of the Rights Offering, 36,057,876 common shares were issued to Sierra, representing the number of common shares not issued pursuant to the full exercise of rights from existing shareholders (Note 12).

Sifnos Shareholders Inc. – Sierra Investments Inc.: On October 21, 2015, as amended on November 11, 2015, the Company entered into a revolving credit facility (“Revolving Credit Facility”) of up to $60,000 with Sifnos, an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for general working capital purposes. The Revolving Credit Facility was secured by the shares that the Company held in Nautilus Offshore Services Inc. and by a first priority mortgage over one Panamax dry-bulk carrier. The Revolving Credit Facility had a tenor of three years. Under this agreement, the lender had the right to convert a portion of the outstanding Revolving Credit Facility into shares of the Company’s common stock or into shares of common stock of Ocean Rig held by the Company. The conversion would be based on the volume weighted average price of either stock plus a premium. Furthermore, the Company, as the borrower under this agreement, had the right to convert $10,000 of the outstanding Revolving Credit Facility into 8 preferred shares (8,333 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company. On October 21, 2015 and December 22, 2015 the Company drew down the amounts of $20,000 and $10,000, respectively under the Revolving Credit Facility.

On December 30, 2015, the Company exercised its right to convert $10,000 of the outstanding principal amount of the Revolving Credit Facility into 8 shares (8,333 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of Series B Convertible Preferred Stock of the Company. Each share of Series B Convertible Preferred Stock had the right to vote with the common shares on all matters on which the common shares were entitled to vote as a single class and the shares of Series B Convertible Preferred Stock had five votes per share. The shares of Series B Convertible Preferred Stock were to be mandatorily converted into common shares of DryShips on a one to one basis within three months after the issuance thereof or any earlier date selected by the Company in its sole discretion.

On March 24, 2016, the Company entered into an agreement to increase the Revolving Credit Facility. The Revolving Credit Facility was amended to increase the maximum available amount by $10,000 to $70,000, to give the Company an option to extend the maturity of the facility by 12 months to October 21, 2019 and to cancel the option of the lender to convert the outstanding Revolving Credit Facility to the Company’s common stock.

Additionally, subject to the lender’s prior written consent, the Company had the right to convert $8,750 of the outstanding balance of the Revolving Credit Facility into 29 preferred shares (29,166 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company, with a voting power of 5:1 (vis-à-vis common stock) and would mandatorily convert into common stock on a 1:1 basis within 3 months after such conversion. As part of the transaction the Company also entered into a Preferred Stock Exchange Agreement to exchange the 8 Series B Convertible Preferred Shares (8,333 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) held by the lender for $8,750. The Company subsequently cancelled the Series B Convertible Preferred Stock previously held by the lender effective March 24, 2016.

On March 29, 2016, the Company drew down the amount of $28,000 under the revolving credit facility.

On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and used $45,000 from the proceeds, to partly reduce the outstanding amount under the Revolving Credit Facility. In addition, the Company reached an agreement under the Revolving Credit Facility whereby the lender agreed to, among other things (i) release its lien over the Ocean Rig shares and, (ii) waive any events of default, subject to a similar agreement being reached with the rest of the lenders to the Company, in exchange for a 40% loan to value maximum loan limit, being introduced under this facility. In addition, the interest rate under the loan was reduced to 4% plus LIBOR.

On September 9, 2016, the Company entered into an agreement to convert $8,750 of the outstanding balance of the Revolving Credit Facility into 29 Series D Preferred shares of the Company (29,166 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). Each preferred share had 100,000 votes and was not convertible into common stock of the Company. Also on September 21, 2016, the Company drew down the amount of $7,825 under the Revolving Credit Facility.

On October 31, 2016, the Company sold the shares of the owning companies of three Panamax vessels, Amalfi, Galveston and Samatan (Note 6), and as part of the transaction, entered into an agreement to increase the Revolving Credit Facility. The Revolving Credit Facility was amended to increase the maximum available amount by $5,000 to $75,000 and to give the Company an option within 365 days to convert $7,500 of the outstanding loan into the Company’s common shares. As part of the sale of the vessel owning companies, the Company paid the amount of $58,619 to the new owners, being the difference between the purchase price and the outstanding balance of the respective debt facility, by increasing by the same amount the outstanding balance of the Revolving Credit Facility. Therefore, following the above transaction, the outstanding principal amount under the Revolving Credit Facility was $69,444. This transaction was approved by the independent members of the Company’s Board of Directors on the basis of vessel valuations and a fairness opinion.

On November 30, 2016, Sifnos became the lender of record under two Syndicated Loans previously arranged by HSH Nordbank, with an outstanding balance of an aggregate of $85,066 under the ex-HSH syndicated facilities. (Note 10)

On December 15, 2016, the Company made a prepayment of $33,510 under the Revolving Credit Facility.

On December 30, 2016, the Company entered into a new senior secured revolving facility (“New Revolving Facility”) with Sifnos for the refinancing of its outstanding debt, amounted to a total of $121,000. Under the terms of the New Revolving Facility, Sifnos extended a new loan of up to $200,000 that was secured by all of the Company’s present and future assets except for the vessel Raraka. The New Revolving Facility carried an interest rate of Libor plus 5.5%, was non-amortizing, had a tenor of 3 years, had no financial covenants, was arranged with a fee of 2.0% and had a commitment fee of 1.0%. In addition, Sifnos had the ability to participate in realized asset value increases of the collateral base in a fixed percentage of 30%. The transaction was approved by the Company’s independent members of the board and a fairness opinion was obtained in connection with this transaction.

On January 19, 2017 and March 10, 2017, the Company acquired two VLGCs under construction and on April 6, 2017, acquired the two remaining VLGCs pursuant to the LPG Option Agreement and partially financed the closing price of the acquisition of the vessel-owning entities of the four vessels by using the then remaining undrawn liquidity of $79,000, under the New Revolving Facility. On May 23, 2017, the Company was released by all of its obligations and liabilities under the New Revolving Facility, as amended, through a Notice of Release from Sifnos, and entered into an unsecured revolving facility agreement (“Revolving Facility”) with Sierra and a separate Participation Rights Agreement with Mountain, both entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO. The Revolving Facility carried an interest rate of Libor plus 6.5%, was non-amortizing, had a tenor of 5 years, had no financial covenants and was arranged with a fee of 1.0%.

In addition, Mountain had the ability, through the Participation Rights Agreement, to participate in realized asset value increases of all of the Company’s present and future assets, except the vessel Samsara, in a fixed percentage of 30% in case of their sale and had a duration of up to the maturity of the Sierra Revolving Facility. The Participation Rights Agreement was terminated on August 29, 2017, along with the Private Placement discussed above (Note 12). The transaction was approved by the Company’s independent members of the board and a fairness opinion was obtained in connection with this transaction.

On August 29, 2017, following the closing of the Private Placement, 9,818,182 common shares were issued to Sierra in exchange for the reduction of the principal outstanding balance by $27,000 of the Sierra Revolving Facility (Note 12).

On October 2, 2017, after the closing of the Rights Offering, 36,057,876 common shares were issued to Sierra in exchange for the reduction of the principal outstanding balance by $99,159 of the Sierra Revolving Facility.

This exchange constitutes a common control transaction, as Mr. Economou was deemed to have controlling interests in the Company following the closing of the Private Placement. In this respect, the total exchanged consideration net of par value, was recognized and included in “Additional paid in capital”, in the accompanying consolidated balance sheet as at December 31, 2017, in accordance with the relevant U.S. GAAP guidance.

On October 25, 2017, the Company entered into a new secured loan facility (“Loan Facility Agreement”) with Sierra for the refinancing of the outstanding debt under Revolving Facility, amounting to a total of $73,841. The Loan Facility Agreement carried an interest rate of LIBOR plus 4.5%, was non-amortizing, had a tenor of 5 years, had no arrangement or commitment fee and was secured by four Company’s vessels, two tanker vessels Samsara, Balla and two drybulk carrier vessels Judd, Castellani. Furthermore, it contained only one financial covenant, according to which the fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount. The transaction was approved by the Company’s independent members of the board and a fairness opinion was obtained in connection with this transaction.

Further to the above, the outstanding balance under the above facilities as of December 31, 2016 and 2017 was $121,000 and $73,841, respectively, while the respective unamortized deferred finance costs amounted to $4,383 and $2,210, respectively. As of December 31, 2017, the Company is in compliance with the hull cover ration of the Loan Facility Agreement.

The aggregate available undrawn amount under the above outstanding facilities at December 31, 2016 and 2017 was $79,000 and $0, respectively. The weighted-average interest rates on the above outstanding facilities were: 7.24% and 8.08% for the years ended December 31, 2016 and 2017, respectively.

Dividends: On February 24, 2015, Ocean Rig’s Board of Directors declared its fourth quarterly cash dividend with respect to the quarter ended December 31, 2014, of $0.19 per common share, to Ocean Rig shareholders of record as of March 10, 2015. The dividend was paid in March 2015. On May 6, 2015, Ocean Rig’s Board of Directors declared its fifth quarterly cash dividend with respect to the quarter ended March 31, 2015, of $0.19 per common share, to Ocean Rig shareholders of record as of May 22, 2015. The dividend was paid in May 2015.

Ocean Rig paid dividends amounting to $20,526 to shareholders other than the Company during the year ended December 31, 2015.

On July 29, 2015, Ocean Rig’s Board of Directors decided to suspend its quarterly dividend until market conditions improve.